Provisions (Details) - Schedule of Legal Proceedings - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Legal Proceedings [Line Items]
Total legal proceedings	$ 19,736	$ 19,101
Labor Legal Proceedings [Member]
Schedule of Legal Proceedings [Line Items]
Total legal proceedings	10,211	10,902
Civil Legal Proceedings [Member]
Schedule of Legal Proceedings [Line Items]
Total legal proceedings	7,250	5,516
Administrative and regulatory proceedings [Member]
Schedule of Legal Proceedings [Line Items]
Total legal proceedings	$ 2,275	$ 2,683